Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.38%
Biotechnology–15.63%
ACADIA Pharmaceuticals, Inc.(b)	33,994	$1,223,444
Alexion Pharmaceuticals, Inc.(b)	27,043	2,648,591
Amarin Corp. PLC, ADR (Ireland)(b)	60,664	919,666
ArQule, Inc.(b)	47,848	343,070
Ascendis Pharma A/S, ADR (Denmark)(b)	9,637	928,236
Avrobio, Inc.(b)	15,465	218,366
Biogen, Inc.(b)	15,393	3,583,798
Biohaven Pharmaceutical Holding Co., Ltd.(b)	22,190	925,767
BioMarin Pharmaceutical, Inc.(b)	49,881	3,361,979
Bluebird Bio, Inc.(b)	5,791	531,730
DBV Technologies S.A., ADR (France)(b)	34,940	300,484
Exact Sciences Corp.(b)	32,052	2,896,539
Global Blood Therapeutics, Inc.(b)	21,833	1,059,337
Heron Therapeutics, Inc.(b)	31,133	575,961
Immunomedics, Inc.(b)	58,505	775,776
Incyte Corp.(b)	22,563	1,674,852
Kadmon Holdings, Inc.(b)	193,153	486,746
Neurocrine Biosciences, Inc.(b)	15,163	1,366,338
REGENXBIO, Inc.(b)	14,958	532,505
Rocket Pharmaceuticals, Inc.(b)	64,393	750,178
Rubius Therapeutics, Inc.(b)	40,991	321,779
Sarepta Therapeutics, Inc.(b)	11,570	871,452
Vertex Pharmaceuticals, Inc.(b)	21,773	3,688,782
		29,985,376
Drug Retail–0.63%
Raia Drogasil S.A. (Brazil)	52,760	1,216,606
Health Care Equipment–19.63%
Abbott Laboratories	63,019	5,272,800
Baxter International, Inc.	32,641	2,855,108
Becton, Dickinson and Co.	6,568	1,661,441
Boston Scientific Corp.(b)	117,358	4,775,297
Edwards Lifesciences Corp.(b)	12,869	2,830,022
Koninklijke Philips N.V. (Netherlands)	82,593	3,828,579
Medtronic PLC	82,603	8,972,338
Wright Medical Group N.V.(b)	117,095	2,415,670
Zimmer Biomet Holdings, Inc.	36,731	5,042,064
		37,653,319
Health Care Facilities–1.57%
HCA Healthcare, Inc.	24,932	3,002,311
Health Care Services–2.68%
Cigna Corp.	16,951	2,572,992
CVS Health Corp.	40,803	2,573,445
		5,146,437
Shares		Value
Health Care Supplies–1.86%
Alcon, Inc. (Switzerland)(b)	20,862	$1,216,046
Align Technology, Inc.(b)	6,791	1,228,628
Silk Road Medical, Inc.(b)	34,745	1,130,255
		3,574,929
Health Care Technology–1.40%
HMS Holdings Corp.(b)	32,082	1,105,706
Inspire Medical Systems, Inc.(b)	25,931	1,582,310
		2,688,016
Life Sciences Tools & Services–8.77%
10X Genomics, Inc., Class A(b)	9,554	481,522
Agilent Technologies, Inc.	16,723	1,281,483
Bio-Rad Laboratories, Inc., Class A(b)	6,180	2,056,333
Eurofins Scientific S.E. (Luxembourg)	3,931	1,828,654
Illumina, Inc.(b)	7,505	2,283,171
Thermo Fisher Scientific, Inc.	30,496	8,882,570
		16,813,733
Managed Health Care–11.78%
Anthem, Inc.	15,612	3,748,441
Centene Corp.(b)	61,590	2,664,383
Hapvida Participacoes e Investimentos S.A. (Brazil)(c)	155,200	2,011,461
HealthEquity, Inc.(b)	11,488	656,482
Humana, Inc.	15,133	3,869,054
Notre Dame Intermedica Participacoes S.A. (Brazil)	155,383	2,028,792
UnitedHealth Group, Inc.	35,063	7,619,891
		22,598,504
Pharmaceuticals–34.43%
Allergan PLC	11,065	1,862,129
AstraZeneca PLC, ADR (United Kingdom)	168,910	7,528,319
Axsome Therapeutics, Inc. Affiliated(b)	70,534	1,427,608
Bristol-Myers Squibb Co.	80,743	4,094,478
Elanco Animal Health, Inc.(b)	58,724	1,561,471
Eli Lilly and Co.	40,643	4,545,107
Jazz Pharmaceuticals PLC(b)	9,871	1,264,870
Johnson & Johnson	59,326	7,675,598
Merck & Co., Inc.	79,259	6,672,023
Milestone Pharmaceuticals, Inc. (Canada)(b)	34,630	599,099
Nippon Shinyaku Co., Ltd. (Japan)	30,100	2,544,517
Novartis AG, ADR (Switzerland)	97,228	8,449,113
Novo Nordisk A/S, Class B (Denmark)	72,684	3,753,040
Odonate Therapeutics, Inc.(b)	27,809	723,868
Pfizer, Inc.	92,726	3,331,645
Roche Holding AG (Switzerland)	13,062	3,809,207
Sanofi, ADR (France)	118,483	5,489,317

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zogenix, Inc.(b)	17,712	$709,189
		66,040,598
Total Common Stocks & Other Equity Interests (Cost $151,053,370)		188,719,829
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	1,081,008	1,081,009
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	772,225	772,456
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	1,235,438	$1,235,438
Total Money Market Funds (Cost $3,088,963)		3,088,903
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $154,142,333)		191,808,732
OTHER ASSETS LESS LIABILITIES—0.01%		17,242
NET ASSETS–100.00%		$191,825,974
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2019 represented 1.05% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$172,955,832	$15,763,997	$—	$188,719,829
Money Market Funds	3,088,903	—	—	3,088,903
Total Investments	$176,044,735	$15,763,997	$—	$191,808,732
Invesco V.I. Health Care Fund